Intangible assets - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Explanation of period over which management has projected cash flows	The recoverable amount of the Group’s CGUs as of October 31, 2023 and as of November 30, 2022 has been determined based on a value in use calculation using cash flow projections from financial budgets approved by Board of Officers, covering a period of five years in 2023 and 2022.
Forecast period over cash flow to equity	5 years
Cash-generating units
Disclosure of detailed information about intangible assets [line items]
Description of discount rates applied to cash flow projections	12.56%
Description of growth rate used to extrapolate cash flow projections	6.00%	6.00%
Increased pre-tax discount rate	10000.00%
Decrease of perpetuity rate	5000.00%
Decrease percentage over cash flow to equity year one	100000.00%
Decrease in value of expected synergies originated in business combination, percent	1000.00%
Cash-generating units | Minimum
Disclosure of detailed information about intangible assets [line items]
Discounted cash flow projection period	11.73%	12.16%
Cash-generating units | Maximum
Disclosure of detailed information about intangible assets [line items]
Discounted cash flow projection period	13.75%	14.39%
CGU 1 - Linx Group
Disclosure of detailed information about intangible assets [line items]
Forecast period over cash flow to equity	5 years
CGU 2 - Software [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of subsidiaries	R$ 1,086,957
Impairment loss of subsidiaries	R$ 193,551
CGU 2 - Software [Member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Description of discount rates applied to cash flow projections	11.73%
CGU 2 - Software [Member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Description of discount rates applied to cash flow projections	12.73%